QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2015

ITEM 1. SCHEDULE OF INVESTMENTS

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	86.57%

	ADVERTISINIG	1.97%
13,074	The Rubicon Project, Inc.		$189,965

	AEROSPACE & DEFENSE PARTS	0.37%
3,997	CPI Aerostructures, Inc.		35,214

	AUTO PARTS	0.40%
2,053	Superior Industries Internationa, Inc.		38,350

	BEVERAGES	2.32%
1,383	Farmer Brothers Co.		37,687
24,567	Primo Water Corp.		185,481

			223,168

	CABLE & SATELLITE	0.09%
1,041	TiVo Inc.		9,015

	CHEMICALS	1.18%
2,679	Globe Specialty Metals Inc.		32,496
3,207	Trecora Resources		39,831
459	WD-40 Co.		40,883

			113,210

	COMMUNICATIONS EQUIPMENT	11.18%
2,349	CalAmp Corp.		37,795
7,545	Ciena Corp.		156,332
3,215	ClearOne Inc.		37,873
27,842	EMCORE Corp.		189,326
93,869	GigOptix, Inc.		164,271
6,719	I.D. Systems, Inc.		21,568
4,123	NetScout Systems, Inc.		145,831
6,485	PC-Tel, Inc.		38,975
3,195	Rovi Corp.		33,516
5,131	Sonus Networks, Inc.		29,349
4,879	Telenav Inc.		38,105
2,246	ViaSat, Inc.		144,395
7,258	Viavi Solutions Inc.		38,975

			1,076,311

		0.71%
	COMPUTER SERVICES
6,022	Computer Task Group, Inc.		37,276
2,732	Immersion Corp.		30,680

			67,956

	COMPUTER SOFTWARE	5.81%
4,125	American Software, Inc. Class A		38,858
7,330	Brightcove Inc.		36,064
2,486	Callidus Software Inc.		42,237
953	Cornerstone OnDemand, Inc.		31,449
6,316	Evolving Systems, Inc.		37,896
34,485	Guidance Software Inc.		207,600
6,910	Lionbridge Technologies, Inc.		34,135
6,333	MAM Software Group, Inc.		37,239
1,107	Monotype Imaging Holdings Inc.		24,155
8,604	RealNetworks, Inc.		35,190
1,643	Web.com Group Inc.		34,634

			559,457

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	ELECTRONIC	6.05%
1,518	Benchmark Electronics, Inc.		$33,032
12,355	IEC Electronics Corp.		48,432
4,965	Imax Corp.		167,767
3,282	Kimball Electronics, Inc.		39,154
787	Plexus Corp.		30,362
14,263	Stoneridge, Inc.		176,005
3,422	SuperCom Ltd.		27,376
15,385	Turtle Beach Corp.		37,386
3,071	VOXX International Corp.		22,787

			582,301

	ENGINEERING SERVICES	1.80%
41,178	Kratos Defense & Security Solutions Inc.		173,771

	ENTERTAINMENT	5.20%
1,357	AMC Entertainment Holdings		34,183
809	Brunswick Corp.		38,743
1,908	Carmike Cinemas, Inc.		38,332
735	Cinemark Holdilngs, Inc.		23,880
1,409	DTS, Inc.		37,620
1,638	DreamWorks Animation SKG, Inc.		28,583
968	Lions Gate Entertainment Corp.		35,622
10,868	National Cinemedia, Inc.		145,849
2,126	Regal Entertainment Group “A”		39,735
854	Six Flags Entertainment Corp.		39,096
2,000	The Marcus Corp.		38,680

			500,323

	FINANCE	0.72%
1,730	Kennedy-Wilson Holdings Inc		38,354
3,547	Real Industry, Inc.		31,285

			69,639

	HEALTHCARE	1.12%
9,396	Digirad Corp.		35,141
847	Prestige Brands Holdings, Inc.		38,251
6,150	RadNet, Inc.		34,133

			107,525

	INFORMATION SERVICES	0.43%
237	CoStar Group Inc.		41,015

	INTERNET BASED SERVICE	5.47%
8,142	Bazaarvoice Inc.		36,720
10,484	Limelight Networks Inc.		20,024
26,546	Monster Worldwide, Inc.		170,425
8,960	Overstock.com, Inc.		153,754
12,299	Spark Networks, Inc.		35,421
23,641	TheStreet Inc.		39,480
5,828	Xcerra Corp.		36,600
2,400	XO Group, Inc.		33,912

			526,336

	IT SERVICES	0.74%
2,872	PFSweb Inc.		40,840
4,014	Rightside Group, Ltd.		30,787

			71,627

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MANUFACTURING	3.67%
26,631	Arotech Corp.		$35,419
1,518	Ducommun Inc.		30,466
1,594	Fabrinet		29,218
1,168	Inter Parfums, Inc.		28,978
2,995	Key Tronic Corp.		30,010
5,029	Methode Electronics Inc.		160,425
1,225	Motorcar Parts of America, Inc.		38,392

			352,908

	MEDIA	4.07%
9,764	Autobytel Inc.		163,742
1,799	Demand Media, Inc.		7,502
3,492	Points International Ltd.		37,923
18,970	RealD Inc.		182,302

			391,469

	METAL MINING
3,348	A-Mark Precious Metals, Inc.		38,703

	PROFESSIONAL SERVICES	1.16%
2,308	Franklin Covey Co.		37,066
9,744	Information Services Group, Inc.		38,099
9,744	PRGX Global, Inc.		36,735

			111,900

	RECREATIONAL PRODUCTS	1.80%
1,444	Polaris Industries Inc.		173,092

	RETAIL	16.65%
16,180	1-800-Flowers.Com A		147,238
1,155	Blue Nile, Inc.		38,739
1,325	Boot Barn Holdings, Inc.		24,420
10,546	Cherokee Inc.		163,674
6,387	Conn’s, Inc.		153,544
652	Deckers Outdoor Corp.		37,855
5,376	FTD Companies, Inc.		160,205
18,891	J. C. Penney Company, Inc.		175,497
4,731	Marine Products Corp.		32,833
2,212	MarineMax, Inc.		31,256
1,911	Mattel, Inc.		40,246
318	Nike, Inc.		39,104
6,083	Nutrisysem, Inc.		161,321
5,475	Office Depot, Inc.		35,149
250	Skechers U.S.A., Inc.		33,520
983	Steven Madden, Ltd.		35,997
1,405	The Finish Line, Inc.		27,116
19,203	United Online, Inc.		192,030
524	VF Corp.		35,742
4,251	West Marine, Inc.		37,324

			1,602,810

	SEMICONDUCTOR	10.04%
243	Analog Devices, Inc.		13,708
12,795	Axcelis Technologies, Inc.		34,163
3,469	Brooks Automation, Inc.		40,622
4,052	Cohu, Inc.		39,953
4,164	Exar Corp.		24,776
5,564	FormFactor Inc.		37,724
14,365	Intersil Corp.		168,070
3,731	Kulicke & Soffa Indusries, Inc.		34,250
314	Lam Research Corp.		20,513
13,742	Mattson Technology, Inc.		32,019
2,540	Newport Corp.		34,925
19,705	ON Semiconductor Corp.		185,227
3,243	Rudolph Technologies, Inc.		40,375
863	Silicon Laboratories Inc.		35,849
1,435	Silicon Motion Technology Corp.		39,190
2,198	Skyworks Solutions, Inc.		185,094

			966,458

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SPORTING GOODS	0.40%
2,596	Nautilus, Inc.		$38,940

	TECHNOLOGY	2.25%
17,593	API Technologies Corp.		38,177
14,729	Camtek, Ltd.		38,001
1,100	Digimarc Corp.		33,605
4,368	PCM Inc.		39,487
1,397	Reis, Inc.		31,642
40,573	WidePoint Corp.		35,708

			216,620

	TELECOMMUNICATIONS	0.72%
4,797	Earthlink Holdings Corp.		37,321
1,879	Lumentum Holdings Inc.		31,849

			69,170

	TRANSPORTATION	0.27%
9,417	Accuride Corp.		26,085

	TOTAL COMMON STOCKS		8,373,338

	NET INVESTMENTS IN SECURITIES	86.97%	8,373,338
	Other assets, net of liabilities	13.03%	1,254,707

	NET ASSETS	100.00%	$9,628,045

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$8,373,338	$0	$0	$8,373,338

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At September 30, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $8,370,670 and the related tax-based net unrealize appreciation (depreciation) consists of:

Gross unrealized appreciation	$715,541
Gross unrealized depreciation	(712,873)

Net unrealized appreciation (depreciation)	$2,668

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: November 19, 2015

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 19, 2015